Commitments and Contingencies (Details) - CNY (¥)	Dec. 30, 2023	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Remaining amount		¥ 88,574,103
Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Paid amount	¥ 88,450,000